Property and Equipment, Net (Details) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2021 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 04, 2019 USD ($)
Property and Equipment, Net (Details) [Line Items]
Depreciation expense			$ 799	$ 659	$ 2,271	$ 2,529
Depreciation and amortization expense					15,323	$ 4,268	$ 8,158	$ 3,517
Interest expense								2,552
Asset retirement obligation							2,974
Gardena, California [Member]
Property and Equipment, Net (Details) [Line Items]
Lease term	5 years
Financing obligation	$ 28,880
Net and finance obligation amounts	25,381
Gain on sale	$ 3,499
Atlas Capital Investors V, LP [Member]
Property and Equipment, Net (Details) [Line Items]
Sale price									$ 29,000
Lease term		3 years
Option to repurchase		$ 44,029
Financing obligation								29,000
Interest expense							1,464	1,760
Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross			$ 391,880		$ 391,880		275,048	251,633
Property and equipment disposed							72,055
Construction in Progress [Member] | Accounts Payable [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed							7,864
Construction in Progress [Member] | Held at Company Facilities [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross							43,496	42,734
Construction in Progress [Member] | Vendor Locations [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross							231,552	208,899
Capital Leases [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases amount							$ 14,180	$ 43,882
Capital leases							3
Capital Leases [Member] | Gardena, California [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases							1
Capital Leases [Member] | Equipment Leases [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases							2
Operating Expense [Member] | Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed							$ 64,191